Net finance income	6 Months Ended
Dec. 31, 2023
Net finance income
Net finance income

9 Net finance income

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	40,433	66,344	145,225	123,969

Finance costs
—Interest on loans and borrowings	(1,545)	(405)	(226)	(90)
—Interest on lease liabilities	(26,817)	(32,991)	(34,396)	(25,112)
	(28,362)	(33,396)	(34,622)	(25,202)
Net finance income	12,071	32,948	110,603	98,767